FAIR VALUE DISCLOSURES, Quantitative Information About Level 3 (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Impaired Loans Commercial [Member]
Ranges and Weighted Average [Abstract]
Total Impaired collateral value	$ 700,000
Impaired Loans Commercial [Member] | Minimum [Member]
Ranges and Weighted Average [Abstract]
Discount rate	20.00%
Impaired Loans Commercial [Member] | Maximum [Member]
Ranges and Weighted Average [Abstract]
Discount rate	80.00%
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset (Liability) Fair Value [Abstract]
Servicing asset fair value	$ 21,400,000	$ 15,699,000
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Float Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0257	0.0224
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cost to Service [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	68	66
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Ancillary Income [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	20	20
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Discount Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.1000	0.0988
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cost to Service [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	216	216
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Ancillary Income [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	36	36
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Discount Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.1300	0.1100
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cost to Service [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	81	81
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Significant Unobservable Inputs (Level 3) [Member] | Ancillary Income [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	23	23
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Discount Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.1015	0.1011
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Float Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0257	0.0224
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset (Liability) Fair Value [Abstract]
Impaired loans fair value	$ 2,566,000 [1]	$ 1,334,000
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.325)	(0.325)
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.600	0.250
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.019)	(0.045)
Nonrecurring Basis [Member] | Impaired Loans Mortgage [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset (Liability) Fair Value [Abstract]
Impaired loans fair value	$ 905,000	$ 546,000
Nonrecurring Basis [Member] | Impaired Loans Mortgage [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.401)	(0.211)
Nonrecurring Basis [Member] | Impaired Loans Mortgage [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.256	0.341
Nonrecurring Basis [Member] | Impaired Loans Mortgage [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.007	(0.027)
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset (Liability) Fair Value [Abstract]
Other real estate fair value	$ 154,000	$ 251,000
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input	0.000	(0.330)
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input	0.341	0.445
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input	0.112	(0.010)

[1]	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2018, we had an impaired collateral dependent commercial relationship that totaled $0.7 million that was secured by collateral other than real estate. Collateral securing this relationship primarily included accounts receivable, inventory and cash at December 31, 2018. Valuation techniques at December 31, 2018, included discounting financial statement values for each particular asset type. Discount rates used ranged from 20% to 80% of stated values.